FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Euro Member Countries, Euro
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure	£ 112	£ 73
Net investment hedges		(41)
Total structural foreign currency exposures, after net investment hedges	112	32
United States of America, Dollars
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure	59	374
Total structural foreign currency exposures, after net investment hedges	59	374
Other Non-Sterling [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure	60	32
Total structural foreign currency exposures, after net investment hedges	£ 60	£ 32